GMACM HOME EQUITY LOAN TRUST 2007-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                                   04/30/07
Determination Date                                                    05/18/07
Record Date - Class A-1                                               05/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5              04/30/07
Payment Date                                                          05/25/07
Actual Days in Accrual Period (30/360)                                      30
Accrual Period (30/360)                                                     30

SERVICING CERTIFICATE
Beginning Pool Balance                                          877,773,489.90
Beginning PFA                                                   296,467,792.37
Ending Pool Balance                                           1,155,276,103.26
Ending PFA Balance                                                        0.00
Principal Collections                                            18,965,174.42
Principal Draws                                                              -
Net Principal Collections                                        18,965,174.42

Active Loan Count                                                       21,696

Net Interest Collections                                          6,819,480.51

Weighted Average Net Loan Rate                                        8.20564%
Weighted Average Net WAC Rate                                         8.05590%
Substitution Adjustment Amount                                            0.00

Excess Spread                                                     1,212,160.03

                                                              BEGINNING             ENDING
TERM NOTES                                                     BALANCE             BALANCE         FACTOR       PRINCIPAL
----------                                                     -------             -------         ------       ---------
Class A-1                                                       663,870,343.19   641,545,456.82     0.9469306 22,324,886.37
Class A-2                                                       136,300,000.00   136,300,000.00     1.0000000          0.00
Class A-3                                                       129,600,000.00   129,600,000.00     1.0000000          0.00
Class A-4                                                       123,871,000.00   123,871,000.00     1.0000000          0.00
Class A-5                                                       118,600,000.00   118,600,000.00     1.0000000          0.00
Certificates                                                                -                -              -            -


                                                                              INTEREST         PERCENTAGE
TERM NOTES  (CONTINUED)                                          INTEREST    SHORTFALLS  INTEREST      COUPON
----------                                                       ---------   ----------  --------      ------
Class A-1                                                       3,020,610.06       0.00      55.79%       5.4600%
Class A-2                                                         638,451.92       0.00      11.85%       5.6210%
Class A-3                                                         623,484.00       0.00      11.27%       5.7730%
Class A-4                                                         614,400.16       0.00      10.77%       5.9520%
Class A-5                                                         563,844.17       0.00      10.31%       5.7050%
Certificates                                                            0.00          -          -             -



Beginning Overcollateralization Amount                            1,999,939.08
Overcollateralization Amount Increase (Decrease)                  3,359,707.36
Outstanding Overcollateralization Amount                          5,359,646.44
Target Overcollateralization Amount                              22,531,552.22

Credit Enhancement Draw Amount                                            0.00
Unreimbursed Credit Enhancer Prior Draws                                  0.00




                                                                                    NUMBER         PERCENT         FORECLOSURE
                                                                       BALANCE     OF LOANS      OF BALANCE    UNITS        DOLLARS
                                                                       -------     --------      ----------    -----        -------
Delinquent Loans (30 Days)*                                       2,855,876.11        47            0.25%        0            -
Delinquent Loans (60 Days)*                                       1,220,656.42        17            0.11%        0            -
Delinquent Loans (90 Days)*                                         100,000.00        1             0.01%        0            -
Delinquent Loans (120 Days)*                                                 -        0             0.00%        0            -
Delinquent Loans (150 Days)*                                                 -        0             0.00%        0            -
Delinquent Loans (180+ Days)*                                                -        0             0.00%        0            -
REO                                                                          -        0             0.00%
Foreclosures                                                                 -        0             0.00%
Bankruptcies                                                        126,419.13        4             0.01%


                                                                        BANKRUPTCY            REO
                                                                    UNITS      DOLLARS       UNITS        DOLLARS
(CONTINUED)                                                         -----      -------       -----        -------
Delinquent Loans (30 Days)*                                          0                -       0                -
Delinquent Loans (60 Days)*                                          1        39,900.00       0                -
Delinquent Loans (90 Days)*                                          0                -       0                -
Delinquent Loans (120 Days)*                                         0                -       0                -
Delinquent Loans (150 Days)*                                         0                -       0                -
Delinquent Loans (180+ Days)*                                        0                -       0                -
REO
Foreclosures
Bankruptcies





*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                                                         PERCENT OF
                                                        LIQUIDATION TO-DATE     CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                                          0.00
Current Month Loss Amount                                                 0.00
Current Month Recoveries                                                  0.00
                                                       ------------------------
Ending Cumulative Loss Amount                                             0.00         0.00000%

Liquidation Loss Amount Distributed to Noteholders                        0.00

                                                        NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount                        0.00
Current Month Net Principal Recovery Amount                               0.00
                                                       ------------------------
Ending Cumulative Net Principal Recovery Amount                           0.00

                                                            SPECIAL HAZARD           FRAUD               BANKRUPTCY
Beginning Amount                                                          0.00             0.00          0.00
Current Month Loss Amount                                                 0.00             0.00          0.00
Ending Amount                                                                -                -             -

Extraordinary Event Losses                                                0.00
Excess Loss Amounts                                                       0.00

Current Month Repurchases Units                                              0
Current Month Repurchases ($)                                             0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                      0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                 1,234,865.47
Withdraw relating to Collection Period                            1,188,868.83
Interest Earned (Zero, Paid to Funding Account)                           0.00
                                                       ------------------------
Ending Capitalized Interest Account Balance as of Payment Date       45,996.64
Interest earned for Collection Period                                10,755.87
Interest withdrawn related to prior Collection Period                 1,230.88

PREFUNDING ACCOUNT
Beginning Balance                                               296,467,792.37
Additional Purchases during Revolving Period                   (296,467,787.78)
Balance in Pre-Funding Account due to Noteholders                        (4.59)
Excess of Draws over Principal Collections                                0.00
                                                       ------------------------
Total Ending Balance as of Payment Date                                   0.00
Interest earned for Collection Period                               947,922.63
Interest withdrawn related to prior Collection Period               119,443.58

CASH FLOWS RECEIVED
Principal Collections                                            18,965,174.42
Interest Collections                                              7,185,219.46
Servicer Advances                                                         0.00
Pre-Funding Account remaining balance withdrawn                           4.59
Capital Interest Account withdrawal                               1,188,868.83
Reinvestment Income                                                 958,678.50
Substitution Adjustment Amount                                            0.00
Recovery Amounts                                                          0.00
                                                       ------------------------
TOTAL CASH FLOWS RECEIVED                                        28,297,945.80

CASH FLOWS DISTRIBUTED
Principal Distribution                                           22,324,886.37
Interest Distribution                                             5,460,790.31
Residual Amount - Certificates                                            0.00
Servicer Advances - Reimbursement                                         0.00
GMACM Service Fee                                                   365,738.95
GMACM Recovery Fee                                                        0.00
Credit Enhancer Fee - MBIA                                          146,530.17
                                                       ------------------------
TOTAL CASH FLOWS DISTRIBUTED                                     28,297,945.80

NET CASH FLOWS REMAINING                                                  0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                              NO
Hedge Payment Class A-1                                         0.00
Hedge Shortfall Amount - Class A-1                              0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                          0.00%
Rolling 3 Month Delinquency Required Percentage                 3.75%

Aggregate Liquidation Percentage                                0.00%
Aggregate Liquidation Required Percentage                       1.50%

SERVICING TERMINATION EVENT                                      NO

Rolling 3 Month Delinquency Percentage                          0.00%
Rolling 3 Month Delinquency Required Percentage                 3.25%

Aggregate Liquidation Percentage                                0.00%
Aggregate Liquidation Required Percentage                       1.00%

SERVICING TRIGGER EVENT                                          NO

Rolling Six-Month Annualized Liquidation Loss Percentage        0.00%
Maximum Loss Amount                                             1.50%

SERVICING DEFAULT                                                NO

Step Down Date                                                   NO

Step Up Date - Class A-4                                         NO
Step Up Date - Class A-5                                         NO